Investments - Summary of Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ (159.2)	$ (167.3)	$ (209.1)
Investment expenses	(11.7)	(12.7)	(11.8)
Net investment income	147.5	154.6	197.3
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(87.2)	(106.5)	(128.2)
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(0.1)	(0.8)	(2.3)
Short-term investment, Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.0	(0.5)	(2.5)
Fixed term deposits (included in cash and cash equivalents)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(0.7)	(6.4)	(19.5)
Catastrophe bonds — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(0.9)	(1.4)	(2.3)
Privately-held investments — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(18.2)	(20.9)	(3.4)
Other investments, at fair value
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(21.9)	(2.0)	(8.9)
Fixed Income Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ (30.2)	$ (32.8)	$ (42.0)